Pensions Benefit Obligation in Excess of Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 1,162.0	$ 1,165.6
Fair value of plan assets	795.7	858.0
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	1,120.2	987.9
Fair value of plan assets	$ 793.1	$ 717.8
Defined Benefit Plan, Measurement Date	December 31